Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Activity and Balances of Sales Reserves

The following table details the activity and balances of the Company’s sales reserves for the fiscal years ended March 31, 2012, April 2, 2011 and April 3, 2010 (in thousands):

Retail	Balance Beginning of Year	Amounts Charged to Revenue	Write-offs Against Reserves	Balance at Year End
Return Reserves:
Year ended March 31, 2012	$2,313	$23,580	$(24,234)	$1,659
Year ended April 2, 2011	1,413	14,323	(13,423)	2,313
Year ended April 3, 2010	754	7,298	(6,639)	1,413

Wholesale	Balance Beginning of Year	Amounts Charged to Revenue	Write-offs Against Reserves	Balance at Year End
Total Sales Reserves:
Year ended March 31, 2012	$25,180	$114,577	$(109,376)	$30,381
Year ended April 2, 2011	20,215	84,697	(79,732)	25,180
Year ended April 3, 2010	19,481	68,955	(68,221)	20,215

Fair Values of Forward Foreign Currency Exchange Contracts

The following table details the fair value of these contracts as of June 30, 2012, and March 31, 2012 (in thousands):

	June 30, 2012	March 31, 2012
Prepaid expenses and other current assets	$2,460	$1,318
Accrued expenses and other current liabilities	$(605)	$(276)

The following table details the fair value of these contracts as of March 31, 2012 and April 2, 2011 (in thousands):

	March 31, 2012	April 2, 2011
Prepaid expenses and other current assets	$1,318	$745
Accrued expenses and other current liabilities	$(276)	$(2,293)

Components of Calculation of Basic Net Income Per Ordinary Share and Diluted Net Income Per Ordinary Share

The components of the calculation of basic net income per ordinary share and diluted net income per ordinary share are as follows (in thousands except share and per share data):

	Three Months Ended
	June 30, 2012	July 2, 2011
Numerator:
Net Income	$68,645	$24,115
Net income applicable to preference shareholders	—	5,198

Net income available for ordinary shareholders	$68,645	$18,917

Denominator:
Basic weighted average ordinary shares	192,790,454	140,554,377
Weighted average dilutive share equivalents:
Share options and restricted shares/units	6,600,673	—
Convertible preference shares	—	38,622,891

Diluted weighted average ordinary shares	199,391,127	179,177,268

Basic net income per ordinary share	$0.36	$0.13

Diluted net income per ordinary share	$0.34	$0.13

The components of the calculation of basic net income per ordinary share and diluted net income per ordinary share are as follows (in thousands except share and per share data):

	Fiscal Years Ended
	March 31, 2012	April 2, 2011	April 3, 2010
Numerator:
Net Income	$147,364	$72,506	$39,248
Net income applicable to preference shareholders	21,227	15,629	8,460

Net income available for ordinary shareholders	126,137	56,877	30,788

Denominator:
Basic weighted average ordinary shares	158,258,126	140,554,377	140,554,377
Weighted average dilutive share equivalents:
share options and restricted shares/units	2,628,650	—	—
convertible preference shares	28,412,421	38,622,891	38,622,891

Diluted weighted average ordinary shares	189,299,197	179,177,268	179,177,268
Basic net income per ordinary share	$0.80	$0.40	$0.22

Diluted net income per ordinary share	$0.78	$0.40	$0.22